S-K 1603, SPAC Sponsor; Conflicts of Interest	Sep. 17, 2026
Spac Sponsor Its Affiliates And Promoters Line Items
SPAC Sponsor [Table Text Block]

The following table sets forth the payments to be received by our Sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our Sponsor or its affiliates, assuming the underwriters full exercise of the over-allotment:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
AEI Capital SPAC Venture II LLC	2,875,000 Class B Ordinary Shares	$25,000

	284,780 Placement Units	$2,847,800

	Up to $900,000	Repayment of promissory note made to us to cover offering related and organizational expenses, which is due the earlier of (i) 24 months after the closing of our initial public offering or (ii) the date of the consummation our initial business combination

Up to $3,000,000 in working capital loans, which loans may be convertible into placement units at the business combination at a price of $10.00 per unit, at the option of the lender upon consummation of our initial business combination

		Working capital loans to finance transaction costs in connection with an initial business combination

	Payment to our sponsor or its affiliate for office space, utilities and secretarial and administrative support	$10,000 per month, for up to 12 months (or up to 18 months by means of up to six one-month extensions) from the closing of this offering

	Reimbursement for any out-of-pocket expenses related to our formation and initial public offering and to identifying, investigating and completing an initial business combination	Actual amount incurred

SPAC Sponsor, Controlling Persons [Table Text Block]

On August 6, 2021, our sponsor paid an aggregate of $25,000, or approximately $0.01 per share, in exchange for the issuance of 2,875,000 founder shares, par value $0.0001. Prior to the initial investment in the company of $25,000 by our sponsor, the company had no assets, tangible or intangible. The per unit price of the founder shares was determined by dividing the amount contributed to the company by the number of founder shares issued. Our sponsor subsequently transferred 45,000 founder shares among our Chief Financial Officer and each of our three independent director nominees, and 20,000 founder shares among each member of our strategic advisory board. The post-offering percentages in the following table assume that the underwriters do not exercise their over-allotment option to purchase additional units, that our sponsor forfeits 375,000 founder shares, that our sponsor purchases 263,030 placement units and that there are 12,763,030 ordinary shares issued and outstanding after this offering.

Name and Address of Beneficial Owner(1)	Number of Class A Ordinary Shares Beneficially Owned		Approximate Percentage of Outstanding Class A Ordinary Shares		Number of Class B Ordinary Shares Beneficially Owned		Approximate Percentage of Outstanding Class B Ordinary Shares
	Before Offering	After Offering(2)	Before Offering	After Offering	Before Offering(3)	After Offering(3)	Before Offering	After Offering
AEI Capital SPAC Venture II LLC(4)(5)	-	263,030	-	2.06%	2,830,000	2,455,000	98.4%	98.20%
John Tan(5)	-	263,030	-	2.06%	2,830,000	2,455,000	98.4%	98.20%
Gilbert Loke	-	-	-	-	15,000	15,000	*	*
Victor Chua	-	-	-	-	10,000	10,000	*	*
Juan Fernandez	-	-	-	-	10,000	10,000	*	*
Lionel H. Derriey	-	-	-	-	10,000	10,000	*	*
All executive officers and directors as a group (5 individuals)	-	263,030	-	2.06%	2,875,000	2,500,000	99.30%	99.20%

*	Less than 1%

(1)	The business address of each of these entities and individuals is 1 Duplex Penthouse, Unit A-33A-6, Level 33A Tower A, UOA Bangsar Tower, No. 5, Bangsar Utama 1 Road, 59000 Kuala Lumpur, Malaysia. Each such person disclaims any beneficial ownership of the reported shares other than to the extent of any pecuniary interest they may have therein, directly or indirectly.

(2)	Interests shown consist solely of placement shares after this offering totaling 263,030 placement shares.
(3)	Interests shown consist solely of founder shares, classified as Class B ordinary shares. Founder shares will automatically convert into Class A ordinary shares at the time of our initial business combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all founder shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of Class A ordinary shares issued and outstanding upon completion of this offering (including pursuant to the over-allotment option), plus (ii) the total number of Class A ordinary shares issued, deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued by us in connection with or in relation to the consummation of an initial business combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued or to be issued to any seller in the initial business combination and any placement rights and placement warrants issued to our sponsor, on a one-for-one basis, subject to adjustment pursuant to certain anti-dilution rights, as described in the section of this prospectus entitled “Description of Securities.” Holders of founder shares may also elect to convert their founder shares into an equal number of Class A ordinary shares, subject to adjustment as provided herein, at any time.

(4)	AEI Capital SPAC Venture II LLC, our sponsor, is the record holder of the securities reported herein. AEI CapForce Venture II (Labuan) LLP and AEI CapForce Venture IV (Labuan) LLP, each private fund vehicles advised by European Credit Investment Bank Ltd. and managed by AEI Fund Management Co. Ltd., a fund management holding company operated by AEI Capital Ltd., a private equity firm with more than 20 years of combined experience with more than $7 billion of asset under management (AUM). CapForce International Holdings Ltd. also serves as the financial advisor to AEI Capital SPAC Venture II LLC.

(5)	Mr. Tan is the controlling shareholder of AEI Capital Ltd.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our Sponsor, directors and officers has agreed that if the Company seeks shareholder approval of a proposed Business Combination, then in connection with such proposed Business Combination, it, he or she shall (i) vote all founder shares and any shares acquired by it, him or her in favor of such proposed Business Combination, except that it, he or she shall not vote any Class A Ordinary Shares that it, he or she purchased after the Company publicly announces its intention to engage in such proposed Business Combination for or against such proposed Business Combination and (ii) not redeem any Class A Ordinary Shares owned by it, him or her in connection with such shareholder approval. In addition, pursuant to the letter agreement to be entered with us, each of our Sponsor, directors and officers has agreed not redeem any Class A Ordinary Shares owned by it, him or her in connection with such shareholder approval and has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and placement units, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	The earlier to occur of: (A) twelve (12) months after the completion of Business Combination; (B) the date on which the post-combination company consummates a liquidation, merger, share exchange, or other similar transaction that results in all of the post-combination company’s shareholders having the right to exchange their ordinary shares for cash, securities, or other property; or (C) pursuant to certain permitted transfers, including transfers to family members, affiliates, or for estate planning purposes (except as described herein under “Principal Shareholders — Restrictions on Transfers of Founder Shares and placement units”).	AEI Capital SPAC Venture II LLC John Tan Gilbert Loke (Che Chan) Victor Chua Juan Fernandez Lionel H. Derriey	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or rights were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements

Placement Units	30 days after the completion of our initial business combination	AEI Capital SPAC Venture II LLC	Same as above

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our founder, executive officers, directors and director nominees currently have fiduciary duties, contractual obligations or other current material management relationships:
Individual(1)	Entity(2)	Entity’s Business	Affiliation
John Tan	AEI Capital Ltd.	Investments	Chairman and CEO
	Ng, Gan and Partners	Law	Partner
	European Credit Investment Bank Ltd.	Investment Banking	Co-President
	Capforce Inc. (formerly, OpGen Inc.)	Medicine	Chief Executive Officer and Chairman
	Ashita Group Sdn Bhd.	Mobile Phones	President
	Mayfair Capital Markets Ltd	Asset Management	Director
	AEI Caelus Asset Management Ltd	Asset Management	Director
	AEI Tech Venture Group	Tech Venture Capital	President
	AEI Fund Management Co. Ltd.	Asset Management	Director
	AEI Tech Venture Group	Venture Capital	President
	UBuyHoldings, Inc.	Shell Company	CEO & Director
	AEI Capital Group Sdn Bhd,	Investment Holding & Advisory	Director
	AEI Capital (SG) Pte. Ltd.	Advisory	Director
	AEI International Holdings Ltd.	Investment Holding	Director
Gilbert Loke	Greenpro Capital Corp	Financial Services	Chairman and Chief Financial Officer

Greenpro Venture Capital Ltd.

Association of Chartered Wealth Managers

Acorn Finance Limited

Acorn Assets & Equity Limited Acorn GP Global Solutions Limited

Greenpro Trust Limited

Greenpro Custodian Limited

Greenpro Global OBOR Investment Limited

Greenpro Custodian Service Limited

Shen Zhen Qianhai Greenpro Investment Advisory Limited

Greenpro Assets Custodian Services Limited

ABACUS Capital Limited

Falcon Certified Public Accountants Limited

Falcon Venture Capital limited

Falcon Management Limited

Falcon Training Limited

Falcon Wealth Management Limited

Fortune Elite Limited

GC Investment Management Limited

Hong Kong Blossom International Limited

Acorn Capital Asia Sdn. Bhd.

Venture Capital

Professional Organization

Advisory

Advisory

Advisory

Trust Services

Custodianship

Investment

Custodian Service

Advisory

Advisory

Advisory

Accounting Services

Venture Capital

Advisory

Training Services

Wealth Management

Advisory

Investment Management

Advisory

Investment Fund

Chief Financial Officer and Executive Director

Co-Chairman

Director

Director

Director

Director

Director

Director

Director

Director

Director

Director

Director

Director

Director

Director

Director

Director

Director

Director

Director

Director

Victor Chua	Vynn Capital	Venture Capital	Managing Partner
	WYZauto	Automotive	Director
	Epost Plus	E-Commerce	Director
	Pomona Technologies	Technology	Director
Juan Fernandez	NCA SF 36 JAFP, SL	Investments	Managing Director
	Genesis Unicorn Acquisition Corp	Investments	Chief Operating Officer
	Altanela, SL	Advisory	Managing Director M
Lionel H. Derriey	Alesar LLC	Disaster Preparedness	Director (part-time)

(1)Each person has a fiduciary duty with respect to the listed entities next to their respective names. (2)Each of the entities listed in this table has priority and preference relative to our company with respect to the performance by each individual listed in this table of his or her obligations and the presentation by each such individual of business opportunities.